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Buffalo Mid Cap Fund
Buffalo Mid Cap Fund
Supplement dated April 17, 2018

to the

Buffalo Funds®

Prospectus dated July 29, 2017

Buffalo Mid Cap Fund  (BUFMX)

This supplement makes the following revisions to the Summary Section of the Prospectus of the Buffalo Funds dated July 29, 2017, as previously supplemented.

Buffalo Mid Cap Fund

The Calendar Year-to-Date Return, Best Quarter and Worst Quarter performance returns for the Buffalo Mid Cap Fund are replaced with the following:

Calendar Year-to-Date Return (through June 30, 2017) = 6.94%

Best Quarter: June 30, 2009 = 19.31%

Worst Quarter: December 31, 2008 = -22.67%

Please retain this Supplement with your Prospectus for reference.